THE
                                     TEBERG
                                      FUND




                                  ANNUAL REPORT
                               For the Year Ended
                                 March 31, 2003

               Dear Fellow Shareholder:

               I read with great interest the letters that other fund managers included with their annual reports, knowing that I'd be writing
[IMAGE] one of my own. In many of the reports, there are pictures of fund managers (some smiling, some serious) next to letters explaining why their funds suffered such deep losses during their fiscal year. Those letters couldn't have been easy to write, or for the shareholders to read.

That's why I'm gratified to report that for the period from April 1, 2002 through March 31, 2003, we came through a very tough market with a loss of 1.90%. Of course, those who know me understand that reporting any loss is difficult, given my 25-year history of working to preserve capital. I know it's not easy to make money, and I've done my best to make sure that my clients, and now shareholders, don't slide backwards.

However, given the market conditions that coincided with the Fund's first year, we've learned to appreciate a -1.90% return. From April 1, 2002 through March 31, 2003, the Fund's benchmark, the S&P 500, lost 24.75%. The performance of the other indexes was just as dismal, with the Dow down 21.45% and the Nasdaq down 27.32%. The bottom line is that many investors lost substantial sums of money during this period.

On the positive side, it's encouraging to note that the Fund's recovery during the second six months of operation was stronger than that of our benchmark. We posted a 9.80% loss on September 30, 2002 at the end of our first six months. During the next six months, we managed to recover 8.76% of that loss as compared to the 5.01% recovery of the S&P 500. If there was ever a time to be a conservative, careful (even boring) fund manager, this was it. We weathered a very serious financial storm with relatively minor losses and confirmed that our strategy is sound.

The best part of reporting these results is that we haven't disappointed our shareholders who put their trust in this project during its infancy. We appreciate those who have noticed our Fund now that the first-year performance numbers are in, but will always be grateful to our charter shareholders who believed in us from the start.

Thank you for participating in our first and perhaps most memorable year.


Sincerely,

/S/Curtis A. Teberg

Curtis A. Teberg Portfolio Manager








Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. The returns shown reflect the reinvestment of dividends and capital gains.

The Dow Jones Industrial Average, NASDAQ and S&P 500 Indices are unmanaged indices commonly used to measure the performance of U.S. stocks. You cannot invest directly in an index.
                                                                          (5/03)
                                THE TEBERG FUND
        Comparison of the change in value of a $10,000 investment in the
           Teberg Fund versus the S&P 500 Composite Stock Price Index

[GRAPH]


               Fund       S&P 500
               ----       -------
  4/1/02      10,000      10,000
 6/30/02       9,510       8,667
 9/30/02       9,020       7,169
12/31/02       9,590       7,774
 3/31/03       9,810       7,525


                       Average Annual Total Return 1 Year*
                       -----------------------------------

The Teberg Fund                          -1.90%
S&P 500 Index                           -24.75%

*The Fund commenced operations on April 1, 2002.

Past performance is no guarantee of future results. The performance data and graph do not reflect the deduction of taxes that a shareholders would pay on dividends, capital gain distributions, or redemption of Fund shares. Share value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than the original investment. Indices do not incur expenses and are not available for investment.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Teberg Fund
SCHEDULE OF INVESTMENTS
at March 31, 2003


Shares                                                              Market Value
------                                                              ------------

           Domestic Equity Funds: 96.85%
12,708     AIM Constellation Fund - Institutional Class                $ 222,389
834,261    AIM High Yield Fund - Class A                               3,211,903
37,306     AIM Weingarten Fund - Class A                                 338,740
34,361     American AMCAP Fund - Class A                                 442,917
34,544     American Washington Mutual Investors Fund - Class A           767,570
105,483    Blackrock High Yield Bond Portfolio - Institutional           754,201
           Class
21,542     Brandywine Fund, Inc.                                         387,977
2,366      FPA Capital Fund                                               58,811
11,280     Fidelity Advisor Growth Opportunities Fund -                  245,786
           Institutional Class
7,322      Fidelity Growth & Income Portfolio                            216,145
1,689,951  Franklin AGE High Income Fund - Class A                     2,957,415
13,066     Franklin Flex Cap Growth Fund - Class A                       313,200
14,013     Gabelli Asset Fund - Class AAA                                375,825
15,337     INVESCO Growth Fund - Investor Class                           23,006
17,093     Janus Fund                                                    298,963
2,108      John Hancock Small Cap Equity Fund - Class A                   23,356
5,146      Liberty Acorn Fund - Class Z                                   77,646
12,124     MFS Capital Opportunities Fund - Class A                      108,266
4,181      MFS Mid Cap Growth Fund - Class A                              23,704
414,127    Morgan Stanley Institutional Fund Trust -                   2,004,373
           High Yield Portfolio - Institutional Class
557,930    Nicholas Income Fund, Inc.                                  1,121,439
310,544    Putnam High Yield Trust - Class A                           2,207,965
77,398     Putnam OTC & Emerging Growth Fund - Class A                   379,250
24,571     Putnam Vista Fund - Class A                                   145,212
10,674     SAFECO Growth Opportunities Fund - Investor Class             164,384
26,936     Seligman Communications and Information Fund - Class A        423,708
3,128      Weitz Series Fund, Inc. - Value Fund                           83,983
                                                                    ------------

           Total Domestic Equity Funds
           (Cost $17,213,178)                                         17,378,134
                                                                    ------------
           Money Market Funds: 2.62%
470,508    Cash Trust Series II - Treasury Cash Series II                470,508
                                                                    ------------
           Total Money Market Funds
           (Cost $470,508)                                               470,508
                                                                    ------------
           Total Investments (Cost $17,683,686): 99.47%               17,848,642
           Other Assets in Excess of Liabilities:  0.53%                  94,546
                                                                    ------------
           Net Assets: 100.00%                                     $  17,943,188
                                                                    ============


See accompanying Notes to Financial Statements.


The Teberg Fund
STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2003


ASSETS
     Investments in securities, at value
              (identified cost $17,683,686)                        $ 17,848,642
     Cash                                                                 2,871
     Receivables
              Fund shares sold                                          147,940
              Dividends and interest                                        229
              Other                                                         732
     Prepaid expenses                                                     3,078
                                                                    ------------
              Total assets                                           18,003,492
                                                                    ------------

LIABILITIES
     Payables
              Advisory fees                                              25,028
              Administration fees                                         2,796
     Accrued expenses                                                    32,480
                                                                    ------------
              Total liabilities                                          60,304
                                                                    ------------
NET ASSETS                                                          $17,943,188
                                                                    ============


Net asset value, offering and redemption price per share
          [$17,943,188/1,843,446 shares outstanding;
          unlimited number of shares (par value $0.01) authorized]  $       9.73
                                                                    ============

COMPONENTS OF NET ASSETS
     Paid-in capital                                                $17,874,596
     Accumulated undistributed net investment income                     91,872
     Accumulated net realized loss on investments                      (188,236)
     Net unrealized appreciation on investments                         164,956
                                                                    ------------
     NET ASSETS                                                     $17,943,188
                                                                    ============


See accompanying Notes to Financial Statements.


The Teberg Fund
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2003


INVESTMENT INCOME
     Income
          Dividends                                                  $  486,408

     Expenses
          Advisory fees (Note 3)                                        163,772
          Administration fees (Note 3)                                   30,309
          Organizational fees                                            30,000
          Fund accounting fees                                           25,028
          Transfer agent fees                                            20,384
          Audit fees                                                     17,472
          Legal fees                                                      7,184
          Custody fees                                                    6,916
          Trustee fees                                                    5,960
          Shareholder reporting                                           5,799
          Other                                                           3,856
          Registration fees                                               3,138
          Insurance fees                                                    180
                                                                    ------------
               Total expenses                                           319,998
               Less: advisory fee waiver and absorption (Note 3)        (47,034)
                                                                    ------------
               Net expenses                                             272,964
                                                                    ------------
                    Net investment income                               213,444
                                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
          Net realized loss from security transactions                 (188,236)
          Net change in unrealized appreciation on investments          164,956
                    Net realized and unrealized loss on investments     (23,280)
                       Net Increase in Net Assets Resulting from    ------------
                       Operations                                    $  190,164
                                                                    ============


See accompanying Notes to Financial Statements.


The Teberg Fund
STATEMENT OF CHANGES IN NET ASSETS


                                                                     Year
                                                                     Ended
                                                                March 31, 2003*
INCREASE IN NET ASSETS FROM:
OPERATIONS
     Net investment income                                        $     213,444
     Net realized loss on security transactions                        (188,236)
     Net change in unrealized appreciation on investments               164,956
                                                                    ------------
      Net increase in net assets resulting from operations              190,164
                                                                    ------------


DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                        (121,572)
                                                                    ------------


TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Net increase in net assets derived from net change
     in outstanding shares (a)                                       17,874,596
                                                                    ------------
          Total increase in net assets                               17,943,188



NET ASSETS
Beginning of year                                                        -
                                                                    ------------
End of year                                                         $ 17,943,188
                                                                    ============


(a) A summary of share transactions is as follows:

                                                 Year
                                                 Ended
                                             March 31, 2003*
                                      -----------------------------
                                      Shares        Paid in Capital
                                      -----------------------------
Shares sold                           1,842,899 $   17,867,357
Shares reinvested                     12,637        121,572
Shares redeemed                       (12,090)      (114,333)
                                      -----------------------------
Net increase                          1,843,446 $   17,874,596
                                      =============================

*Fund commenced operations on April 1, 2002.

See accompanying Notes to Financial Statements.




The Teberg Fund
FINANCIAL   HIGHLIGHTS
For a share outstanding throughout the period

                                                                   Year Ended
                                                                 March 31, 2003*
--------------------------------------------------------------------------------
Net asset value, beginning of year                                  $     10.00

Income from investment operations:
     Net investment income                                                 0.13
     Net realized and unrealized loss on investments                      (0.32)
                                                                 ---------------
Total from investment operations                                          (0.19)
                                                                 ---------------
Less Distributions:
     From net investment income                                           (0.08)
                                                                 ---------------
Total distributions                                                       (0.08)
                                                                 ---------------
Net asset value, end of year                                        $       9.73
                                                                 ===============

Total return                                                             (1.90%)


Ratios/supplemental data:
Net assets, end of period (thousands)                               $     17,943
Ratio of expenses to average net assets:
     Before expense reimbursement                                          2.93%
     After expense reimbursement                                           2.50%
Ratio of net investment income to average net assets
     After expenseent                                                      1.95%
Portfolio turnover rate                                                   84.10%


*The Fund commenced operations on April 1, 2002.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS - March 31, 2003

NOTE 1 - ORGANIZATION

     The Teberg Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Fund's investments are carried at fair value. The assets of the Fund consist primarily of shares of underlying open-end mutual funds, which are valued at their respective Net Asset Values ("NAV"). Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is recorded.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains calculated in accordance with Federal income tax regulations differs from the amount calculated in accordance with accounting principals generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified with the capital accounts based on their Federal tax treatment.

     D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended March 31, 2003, First Associated Investment Advisors, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the year ended March 31, 2003, the Fund incurred $163,772 in advisory fees. The Fund received 12b-1 payments in the amount of $1,489 from investments in underlying funds that were purchased through a broker which is affiliated with the Advisor. The 12b-1 payments received were used to reduce the advisory fees of the Fund and are included in advisory fee waiver and absorption in the Statement of Operations.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended March 31, 2003, the Advisor reduced its fees and absorbed Fund expenses in the amount of $45,545. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $45,545 at March 31, 2003, which expire in the year 2008.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Fund asset level                         Fee rate
      ----------------                         --------
      Less than $15 million                    $30,000
      $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
      More than $150 million                   0.05% of average daily net assets

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator. Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the year ended March 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $24,654,309 and $7,252,895, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

     Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     The tax character of distributions paid during the year ended March 31, 2003:

                                      2003
                                      ----

              Ordinary Income       $121,572
                                    --------

Net realized losses differ for financial statements and tax purposes due to differing treatments for wash sale losses deferred, losses realized subsequent to October 31 on the sale of securities, and net operating losses.

     As of March 31, 2003, the components of net assets on a tax basis were as follows:

              Cost of investments for tax purposes    $ 17,683,984

              Gross tax unrealized appreciation       $    863,664
              Gross tax unrealized depreciation           (699,006)
                                                      -------------
              Net tax unrealized appreciation         $    164,658
                                                      =============

The Fund had a capital loss carry forward of $180,302 at March 31, 2003 which expires in 2011.

In addition, the Fund has elected to defer post-October capital losses of $7,636 and treat such losses as arising on April 1, 2003.

As of March 31, 2003, the components of the distributable earnings, on a tax basis, were as follows:

Undistributed ordinary income                       $91,872
                                                    =======

                        Report of Independent Accountants

To the Board of Trustees and Shareholders of Advisors Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Teberg Fund (one of the series constituting the Advisors Series Trust, hereafter referred to as the "Fund") at March 31, 2003, and the results of its operations, the changes in its net assets and its financial highlights for the period April 1, 2002 (commencement of operations) through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Milwaukee. Wisconsin
May 2, 2003

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and policies formulated by the Trustees.


INDEPENDENT TRUSTEES (Unaudited)

Name, Age                                                              Number of
Address                                                 Trustee     Funds in Complex
Principal Occupation(s) during past five years          of Fund        Overseen
and other Directorships                                  Since        By Trustee
-------------------------------------------------------------------------------------
Walter E. Auch, Born 1921                                 1997             16
2020 E. Financial Way
Glendora, CA  91741
Management Consultant.
Other Directorships: Nicholas-Applegate Funds,
Citigroup, Pimco Advisors,  LLP and  Senele Group


James Clayburn LaForce, Born 1927                         2002             16
2020 E. Financial Way
Glendora, CA  91741
Dean Emeritus,  John E. Anderson  Graduate  School of Management,  University of
California,  Los Angeles.
Other  Directorships:  The Payden & Rygel Investment  Group, The  Metzler/Payden
Investment  Group, PIC Investment  Trust, PIC Small Cap Portfolio,  PIC Balanced
Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio, Black Rock Funds, Jacobs
Engineering, Arena Pharmaceuticals Cancervax

Donald E. O'Connor, Born 1936                             1997              16
2020 E. Financial Way
Glendora, CA  91741
Financial  Consultant,  formerly  Executive Vice  President and Chief  Operating
Officer  of  ICI  Mutual  Insurance   Company  (until  January,   1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934                               2002              16
2020 E. Financial Way
Glendora, CA  91741
Reitred;  formerly President,  Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.
Other Directorships: E*Trade Funds

George T. Wofford III, Born 1939                          1997              16
2020 E. Financial Way
Glendora, CA  91741
Senior  Vice  President,  Information  Services,  Federal  Home Loan Bank of San
Francisco.
Other Directorships: None

INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957                                1997              16
2020 E. Financial Way
Glendora, CA 91741
Trustee and President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Fund's administrator
(since  July  2001);  Treasurer,   Investec  Funds;  formerly,   Executive  Vice
President,  Investment  Company  Administration,  LLC ("ICA") (The Fund's former administrator).
Directorships: None

Chad E. Fickett, Born 1973                                2002              16
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Compliance Administrator, U.S. Bancorp Fund Services, LLC (since July 2000).
Directorships: None

John S. Wagner, Born 1965                                 2002              16
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Assistant  Vice  President  Compliance  and  Administration,  U.S.  Bancorp Fund
Services, LLC (since June 1999).
Directorships: None

                                     Advisor
                      First Associated Investment Advisors
                            5161 Miller Trunk Highway
                                Duluth, MN 55811

                                   Distributor
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                  615 East Michigan Street Milwaukee, WI 53202
                                 (866) 209-1964

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                             Independent Accountants
                           PricewaterhouseCoopers LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105



This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-866-209-1964.